Variable Interest Entity (Tables)	9 Months Ended
Sep. 30, 2025
Variable Interest Entity [Abstract]
Schedule of Consolidated Balance Sheets

The following table presents the assets and liabilities associated with RTMD included in the Company’s Condensed Consolidated Balance Sheets.

	September 30, 2025	December 31, 2024
	(In thousands)
ASSETS
Cash and cash equivalents	$86	$66
Prepaid expenses and other current assets	107	178
Right-of-use asset	355	30
Mineral interests	17,339	17,125
Property, plant and equipment, net	221	264
Other assets	19	20
Consolidated assets	$18,127	$17,683

LIABILITIES
Accounts payable	$21	$42
Accrued liabilities	210	141
Lease liability	354	22
Consolidated liabilities	$585	$205